Net Income Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computation Of Earnings Per Share Line Items
Incremental weighted average shares from conversion of convertible notes		3,457,805
Employee Stock Option
Computation Of Earnings Per Share Line Items
Incremental weighted average shares from nonvested shares,share options and share units	18,332,960	44,881,186
Anti-dilutive securities excluded for computation of earning per share	40,125,864	8,125,954
Restricted Shares
Computation Of Earnings Per Share Line Items
Incremental weighted average shares from nonvested shares,share options and share units		57,408